Interest and Finance Costs, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Financial Instruments [Abstract]
Interest expense	$ 8,724	$ 10,329	$ 17,571	$ 20,597
Less: Interest capitalized	(660)	(373)	(1,192)	(1,119)
Interest expense, net	8,064	9,956	16,379	19,478
Interest swap cash settlements non-hedging	918	1,163	2,180	2,640
Bunkers swap cash settlements	(28)	(16)	(42)	(67)
Amortization of loan fees	282	244	596	439
Bank charges	86	8	160	96
Amortization of deferred loss on termination of financial instruments	0	219	154	435
Change in fair value of non-hedging financial instruments	(752)	(1,180)	(1,332)	(3,002)
Net total	$ 8,570	$ 10,394	$ 18,095	$ 20,019